SCHEDULE OF EXERCISE PRICE RANGE (Details) - $ / shares shares in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum (USD per share)			$ 15.72
Exercise price, maximum (USD per share)			$ 47.99
Stock options outstanding, number (shares)	37	13	13	13
Stock options outstanding, weighted average remaining contractual term (in years)	8 years 10 months 24 days	2 years	1 year 9 months 18 days	2 years 6 months
Stock options outstanding, weighted average exercise price (USD per share)	$ 19.63	$ 47.53	$ 47.53	$ 47.53
Options exercisable, vested and exercisable (shares)	13	13	13	13
Options exercisable, weighted average exercise price (USD per share)	$ 47.53	$ 47.53	$ 47.53	$ 47.53
$15.72 - $47.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum (USD per share)	15.72	15.72		15.72
Exercise price, maximum (USD per share)	$ 47.99	$ 47.99		$ 47.99
Stock options outstanding, number (shares)	13	13	13	9
Stock options outstanding, weighted average remaining contractual term (in years)	2 years 8 months 12 days	2 years	1 year 9 months 18 days	2 years 10 months 24 days
Stock options outstanding, weighted average exercise price (USD per share)	$ 47.53	$ 47.53	$ 47.53	$ 46.81
Options exercisable, vested and exercisable (shares)	13	13	13	9
Options exercisable, weighted average exercise price (USD per share)	$ 47.53	$ 47.53	$ 47.53	$ 46.81
$48.00 - $51.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, minimum (USD per share)	$ 4.51			48,000.00
Exercise price, maximum (USD per share)				$ 51.60
Stock options outstanding, number (shares)	24			4
Stock options outstanding, weighted average remaining contractual term (in years)	9 years 9 months 18 days			1 year 9 months 18 days
Stock options outstanding, weighted average exercise price (USD per share)	$ 4.51			$ 48.96
Options exercisable, vested and exercisable (shares)				4
Options exercisable, weighted average exercise price (USD per share)				$ 48.96